Provisions and contingencies - Narrative (Details) - Unicredit Bank in London	Jan. 15, 2021 USD ($) metricTonsOfFuel
Disclosure of other provisions [line items]
Amount of fuel inventory misdelivered | metricTonsOfFuel	101,809
Claim amount related to misdelivery of fuel | $	$ 26,367,200